Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes

15. Income Taxes

The sources of income (loss) before income taxes and equity in earnings of affiliated companies and the sources of income taxes for the years ended March 31, 2012, 2011 and 2010, were as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Income (loss) before income taxes and equity in earnings of affiliated companies:
Domestic	¥79,712	¥68,682	¥(35,965)	$972,098
Foreign	169,897	151,127	100,944	2,071,914

	¥249,609	¥219,809	¥64,979	$3,044,012

Income taxes:
Current –
Domestic	¥16,618	¥15,391	¥5,254	$202,659
Foreign	49,802	42,532	27,468	607,341

	66,420	57,923	32,722	810,000

Deferred –
Domestic	8,911	4,885	(6,272)	108,671
Foreign	(861)	1,898	(1,086)	(10,500)

	8,050	6,783	(7,358)	98,171

Total	¥74,470	¥64,706	¥25,364	$908,171

Total income taxes recognized for the years ended March 31, 2012, 2011 and 2010 were applicable to the following:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Income before income taxes and equity in earnings of affiliated companies	¥74,470	¥64,706	¥25,364	$908,171
Other comprehensive income (loss):
Foreign currency translation adjustments	(591)	(493)	(292)	(7,207)
Net unrealized holding gains (losses) on securities available for sale	(70)	1,323	3,980	(854)
Pension liability adjustments	(99)	(1,456)	1,843	(1,207)
Net unrealized holding gains (losses) on derivative instruments	(807)	(78)	886	(9,842)

Total income taxes	¥72,903	¥64,002	¥31,781	$889,061

Temporary differences and tax loss carryforwards which gave rise to deferred tax assets and liabilities at March 31, 2012 and 2011, are as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Deferred tax assets:
Allowances provided, not yet recognized for tax	¥5,151	¥3,944	$62,817
Accrued expenses	33,801	30,752	412,208
Pension and retirement benefits	13,619	17,985	166,085
Property, plant and equipment	11,066	13,402	134,951
Inventories	9,460	7,517	115,366
Net operating loss carryforwards	14,265	37,095	173,963
Research and development expenses	1,255	557	15,305
Other	13,861	24,044	169,037

Total gross deferred tax assets	102,478	135,296	1,249,732
Less valuation allowance	(20,730)	(36,690)	(252,805)

Total deferred tax assets	¥81,748	¥98,606	$996,927

Deferred tax liabilities:
Unrealized holding gains on securities available for sale	¥8,776	¥9,972	$107,024
Deferral of profit from installment sales	—	27	—
Property, plant and equipment	11,267	12,917	137,402
Intangible assets	10,584	17,503	129,074
Undistributed earnings of foreign subsidiaries and affiliated companies accounted for by the equity method	4,724	5,092	57,610

Total deferred tax liabilities	¥35,351	¥45,511	$431,110

Total deferred tax assets	¥46,397	¥53,095	$565,817

Net deferred tax assets and liabilities as of March 31, 2012 and 2011 are reflected on the consolidated balance sheets under the following captions:
	Millions of yen		Thousand of U.S. dollars
	2012	2011	2012
Deferred income taxes and other current assets	¥44,825	¥55,953	$546,646
Deferred income taxes and other assets	18,835	15,117	229,695
Deferred income taxes and other current liabilities	(687)	(380)	(8,378)
Deferred income taxes and other liabilities	(16,576)	(17,595)	(202,146)

	¥46,397	¥53,095	$565,817

The valuation allowances were ¥49,081 million and ¥31,420 million as of March 31, 2010 and 2009, respectively. The net changes in the total valuation allowance for the years ended March 31, 2012, 2011 and 2010 were a decrease of ¥15,960 million ($194,634 thousand), a decrease of ¥12,391 million and an increase of ¥17,661 million, respectively. The decreases for the year ended March 31, 2012 and 2011 were due primarily to a reduction in the valuation allowance at certain consolidated subsidiaries related to changes in assessment about the likelihood of recovery of certain deferred tax assets. The valuation allowance had been recorded as the subsidiaries had not yet demonstrated consistent and/or sustainable profitability to support the recognition of net deferred tax assets. The decrease of the valuation allowance for the year ended March 31, 2012 mainly consists of ¥12,686 million by a change in assessment about the likelihood of recovery of a deferred tax asset related to the decision of the merger between Komatsu Rental Ltd. and the Company for the year ended March 31, 2012. The decrease of the valuation allowance for the year ended March 31, 2011 mainly consists of ¥13,579 million by a change in assessment about the likelihood of recovery of a deferred tax asset related to the decision of the merger between Komatsu Utility Co., Ltd. and the Company for the year ended March 31, 2011.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and net operating losses available is to be utilized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets, net of the existing valuation allowances at March 31, 2012 and 2011, are deductible, management believes it is more likely than not that the companies will realize the benefits of these deductible differences and net operating loss carryforwards. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

The Company and its domestic subsidiaries are subject to a National Corporate tax rate of 30%, an inhabitant tax of approximately 6% and a deductible Enterprise tax of approximately 8%, which in the aggregate resulted in a Japanese statutory income tax rate of approximately 40.8%. The inhabitant tax rate and Enterprise tax rate vary by local jurisdiction.

The differences between the Japanese statutory tax rates and the effective tax rates for the years ended March 31, 2012, 2011 and 2010, are summarized as follows:

	2012	2011	2010
Japanese statutory tax rate	40.8%	40.8%	40.8%
Increase (decrease) in tax rates resulting from:
Change in valuation allowance	(5.4)	(4.9)	24.4
Expenses not deductible for tax purposes	0.1	1.5	6.8
Income of foreign subsidiaries taxed at lower than Japanese normal rate	(6.7)	(8.3)	(22.6)
Tax credit for research and development expenses	(0.0)	(1.3)	—
Realization of loss for investment in a subsidiary	—	—	(10.2)
Other, net	1.0	1.6	(0.2)

Effective tax rate	29.8%	29.4%	39.0%

On November 30, 2011, the National Diet of Japan approved the laws for amendments to previous income tax laws. Upon the change in the laws, the statutory income tax rate in Japan will be changed to approximately 38.1% for fiscal years beginning on or after April 1, 2012, and to approximately 35.7% for fiscal years beginning on or after April 1, 2015. Thus, the Company and its Japanese subsidiaries measured deferred tax assets and liabilities based on the tax rates to be applied in the fiscal years in which temporary differences are expected to be recovered or settled. The effect of tax rate changes in Japan did not have a material impact on Komatsu’s consolidated financial statements.

Foreign subsidiaries are subject to income taxes of the countries in which they operate. At March 31, 2012 and 2011, undistributed earnings of foreign subsidiaries aggregated ¥538,322 million ($6,564,902 thousand) and ¥520,980 million, respectively. Komatsu has a policy to distribute a certain portion of undistributed earnings of foreign subsidiaries. As of March 31, 2012 and 2011, Komatsu recognized deferred tax liabilities of ¥1,211 million ($14,768 thousand) and ¥677 million, respectively, associated with those earnings. As of March 31, 2012 and 2011, Komatsu has not recognized deferred tax liabilities of ¥20,138 million ($245,585 thousand) and ¥18,620 million, respectively, for such portion of undistributed earnings of foreign subsidiaries that the Company intends to reinvest indefinitely. At March 31, 2012, certain subsidiaries had net operating loss carryforwards aggregating approximately ¥39,065 million ($476,402 thousand), which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31, 2012	Millions of yen
Within 5 years	¥9,980
6 to 20 years	16,248
Indefinite periods	12,837

Total	¥39,065

Although Komatsu believes its estimates of unrecognized tax benefits are reasonable, uncertainties regarding the final determination of income tax audit settlements and any related litigation could affect the total amount of unrecognized tax benefits in the future periods. For the years ended March 31, 2012, 2011 and 2010, Komatsu did not have material unrecognized tax benefits and thus, no significant interest and penalties related to unrecognized tax benefits were recognized. Based on the information available as of March 31, 2012, Komatsu does not expect significant changes to the unrecognized tax benefits within the next twelve months.

Komatsu files income tax returns in Japan and various foreign tax jurisdictions. In Japan, the Company is no longer subject to regular income tax examinations by the tax authority before and in the fiscal year ended March 31, 2009. In other foreign tax jurisdictions, major subsidiaries are no longer subject to income tax examinations by tax authorities before and in the fiscal year ended March 31, 2005 with few exceptions.